Debt- Maturities (Details) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Debt Maturities Schedule [Line Items]
2017	$ 3,424
2018	254
2019	357
2020	460
2021	3,306
Thereafter	9,725
Total	17,526
Issuance costs and debt discounts	(532)	$ (11)
Net carrying value	$ 16,994